UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

The Natixis Cash Management Trust – Money Market Series was liquidated on February 16, 2011. As of February 16, 2011 the Registrant did not hold any securities.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2011